Exhibit 99.2

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2024

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2024, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2024, leases with a total base residual value of $46,558,091.59 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2024. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2024
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2024-	September	$230,560,814.79
	October	$155,233,086.97	$3,500,494.80	27.17%	$73,192,512.22	32.84%
	November	$115,680,853.86	$2,674,065.42	20.76%	$38,029,779.28	17.06%
	December	$76,147,288.13	$1,832,050.71	14.22%	$38,559,743.13	17.30%
2025-	January	$41,723,635.15	$1,091,618.33	8.47%	$33,897,013.92	15.21%
	February	$33,303,966.02	$885,799.42	6.88%	$7,843,463.00	3.52%
	March	$24,512,989.35	$664,122.92	5.16%	$8,373,998.50	3.76%
	April	$15,513,637.60	$453,791.63	3.52%	$8,727,461.22	3.92%
	May	$13,165,040.91	$393,526.29	3.05%	$2,070,180.50	0.93%
	June	$11,856,600.14	$356,879.88	2.77%	$1,049,251.00	0.47%
	July	$10,478,571.59	$320,704.34	2.49%	$1,145,308.60	0.51%
	August	$8,814,780.47	$276,388.99	2.15%	$1,465,165.10	0.66%
	September	$6,431,712.53	$206,361.63	1.60%	$2,242,128.00	1.01%
	October	$3,967,549.37	$128,839.05	1.00%	$2,383,070.30	1.07%
	November	$2,144,260.31	$71,908.22	0.56%	$1,780,849.75	0.80%
	December	$681,487.93	$25,330.61	0.20%	$1,453,386.50	0.65%
2026-	January	$13,553.48	$543.88	0.00%	$672,473.00	0.30%
	February	$0.00	$0.00	0.00%	$13,654.00	0.01%

Total			$12,882,426.12	100.00%	$222,899,438.02	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$235,781,864.14

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2024	Car	8	21.05%	$4,759	13.20%	31.50%
	CUV	531	45.00%	$4,450	9.55%	20.07%
	SUV	83	57.64%	$6,719	8.65%	17.22%
	TRUCK	162	47.09%	$4,692	8.07%	14.60%

	Total/Average	784	45.96%	$4,743	9.10%	18.28%

AUGUST 2024	Car	10	32.26%	$6,362	14.28%	41.08%
	CUV	623	49.48%	$5,200	11.22%	23.39%
	SUV	72	51.06%	$7,556	9.54%	19.15%
	Truck	214	56.76%	$5,129	8.84%	15.92%

	Total/Average	919	50.83%	$5,381	10.42%	20.83%

SEPTEMBER 2024	Car	8	33.33%	$7,090	17.74%	47.08%
	CUV	630	47.33%	$4,721	10.16%	21.15%
	SUV	72	46.15%	$7,318	9.26%	18.95%
	Truck	227	61.52%	$4,955	8.56%	15.69%

	Total/Average	937	49.84%	$4,997	9.67%	19.40%